OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
OTHER INTANGIBLE ASSETS, NET
NOTE 6:	OTHER INTANGIBLE ASSETS, NET

a.	Other intangible assets, net, are comprised of the following:

	December 31,
	2011	2012

Original amounts:

Customer relationship	$9,130	$9,335
Technology	5,705	5,842
Long-term contracts	921	942

	15,756	16,119

Accumulated amortization:

Customer relationship	763	2,058
Technology	513	1,401
Long-term contracts	287	942

	1,563	4,401

Other intangible assets, net	$14,193	$11,718

b.	Amortization of other intangible assets was $ 187, $ 1,449 and $ 2,732 for 2010, 2011 and 2012, respectively.

c.	Estimated amortization expense for future periods:

For the year ended December 31,

2013	$2,071
2014	2,133
2015	2,005
2016	1,644
2017	1,521
2018 and thereafter	2,343

$11,718